Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents		$ 32,831	$ 30,057
Accounts receivable, net		4,436	7,880
Inventories, net		4,378	1,312
Prepayments and other assets		4,574	5,637
Other investments		13,346	8,703
Total current assets		61,262	55,560
Non-current assets:
Long-term investments		2,044	2,011
Property and equipment, net		2,224	4,025
Right-of-use asset, net		1,745	2,876
Intangible assets, net		511	507
Prepayment		43
Total non-current assets		6,567	9,419
Total assets		67,829	64,979
Current liabilities:
Short term borrowings	[1]	5,549	6,956
Current portion of long-term bank borrowings	[2]	68
Accrued expenses and other liabilities		19,343	25,169
Accounts payable		7,193	7,445
Contract liabilities		3,425	709
Operating lease liabilities		1,189	1,853
Total current liabilities		36,767	42,181
Non-current liabilities:
Long term borrowings		1,622
Operating lease liabilities		574	1,088
Other non-current liabilities		58	87
Total non-current liabilities		2,254	1,175
Total liabilities		39,021	43,356
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital		242,421	241,378
Accumulated other comprehensive income		2,075	2,234
Accumulated losses		(215,707)	(222,008)
Total shareholders’ equity		28,808	21,623
Total liabilities and shareholders’ equity		67,829	64,979
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value		13	13
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value		6	6
Related Party
Current assets:
Amounts due from related parties		1,697	1,971
Current liabilities:
Amounts due to related parties			$ 49

[1]	The Group’s short-term bank borrowings are primarily used for working capital and business development purposes and bear interest rate of 2.4% ~ 2.9% (2024: 3.00% ~ 3.17%) per annum, with a weighted average interest rate of 2.64% (2024: 3.11%) per annum. Certain bank borrowings are guaranteed by certain of our directors and certain subsidiaries as of December 31, 2024 and 2025.
[2]	In September and December 2025, the Group entered into a two-year and a twenty-one-month financing agreement, respectively, with a bank, totaling US$1,707 thousand and guaranteed by certain director. The interest rate ranged from 3.1% to 3.2% per annum.